Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Future Unconditional Purchase Obligations	The future unconditional purchase obligations as of December 31, 2020 and 2019 are as follows:

	December 31,

	2020	2019
Within 1 year	316	300
Between 1 and 2 years	277	219
Between 2 and 3 years	242	180
Between 3 and 4 years	71	160
Between 4 and 5 years	13	62
Later than 5 years	-	1
	919	922